Operating leases - Operating lease liabilities of office rental agreements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Operating lease liabilities, current	$ 28,416	$ 28,624
Operating lease liabilities, non-current	114,008	$ 128,434
Office Rental [Member]
Property, Plant, and Equipment [Line Items]
June 30, 2027	1,049
June 30, 2028	725
June 30, 2029	446
June 30, 2030	130
June 30, 2031	14
Total undiscounted lease payments	2,364
Discount based on incremental borrowing rate	(177)
Present value of lease liability	2,187
Operating lease liabilities, current	964
Operating lease liabilities, non-current	$ 1,223